24. SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION: Schedule of Changes in noncash working capital items (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Changes in noncash working capital items

	2020	2019
Prepaid expenses	$338,040	$(74,140)
Accounts receivable	(3,034,394)	(1,463,388)
Accounts payable and accrued liabilities	18,328,458	1,127,093
Current income tax payable	3,125,261	-
Deferred income tax payable	(6,839,060)	-
Lease liabilities	(200,772)	-
Inventory	(10,452,328)	-
Loans receivable	(25,391,950)	-
Loans payable	(1,072,014)	-
	$(25,198,759)	$(410,435)